S000012560 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	307 Months Ended	378 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S000012560 Bloomberg US Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S000012560 ICE BofA US Cash Pay High Yield Constrained Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.55%	4.48%	6.42%
S000012560 FTSE Non US World Government Bond All Maturities Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.47%	(5.21%)	(0.16%)
S000012560 JPMorgan Emerging Markets Bond Index Global [Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.45%	1.74%	4.26%
C000034143 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	2.20%	4.28%
Performance Inception Date					Jul. 05, 1994
C000034144 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.88%	1.87%	3.99%
Performance Inception Date				Jun. 01, 2000